Subsequent Events, textual (Details) - Subsequent Events - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended
	Jan. 16, 2018	Mar. 12, 2018	Feb. 21, 2018
Diana Containerships Inc [Member]
Subsequent Event [Line Items]
Proceeds from Collection of Long-term Loans to Related Parties		$ 8,379
Loan receivable, related parties		$ 74,238
Series B Participating Preferred Stock
Subsequent Event [Line Items]
Dividends payable on series B preferred stock, per share	$ 0.5546875
Dividends payable on series B preferred stock, current	$ 1,442
Dividends Payable, Date of Record	Jan. 12, 2018
Restricted Stock [Member]
Subsequent Event [Line Items]
Issuance of restricted stock and compensation cost, shares			1,800,000
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 6,876
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years